Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 779	€ 1,873	€ 2,091	€ 7,287
Sale of clinical supply (recognized at a point in time)			246
"Right-to-use" licenses (recognized at a point in time)	657	1,338	1,324	1,338
Total revenue	1,436	3,211	3,661	8,625
Revenue by geographical location
Total revenue	1,436	3,211	3,661	8,625
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	1,436	3,211	3,661	8,621
Revenue by geographical location
Total revenue	1,436	3,211	3,661	8,621
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue				4
Revenue by geographical location
Total revenue				4
North America [member]
Disclosure of operating segments [line items]
Total revenue	657	3,211	1,324	8,625
Revenue by geographical location
Total revenue	657	€ 3,211	1,324	€ 8,625
China [member]
Disclosure of operating segments [line items]
Total revenue	779		2,337
Revenue by geographical location
Total revenue	€ 779		€ 2,337